Leases: Right-of-use assets and lease obligations (Tables)	12 Months Ended
Jun. 30, 2026
Presentation of leases for lessee [abstract]
Summary of right-of-use assets
The Company’s lease obligations and right-of-use assets are presented below:

	Note	Right-of-use assets
		$
Present value of leases
Balance as at July 1, 2024		19,757
Additions		93
Terminations		(4,504)
Disposal of VoIP Supply LLC	19	(1,149)
Balance at June 30, 2025		14,197
Additions		215
Effects of movements on exchange rates		(16)
Balance at June 30, 2026		14,396

Accumulated depreciation and repayments
Balance as at July 1, 2024		9,593
Depreciation expense		2,564
Terminations		(4,072)
Disposal of VoIP Supply LLC	19	(1,103)
Balance at June 30, 2025		6,982
Depreciation expense		1,508
Effects of movements on exchange rates		(3)
Balance at June 30, 2026		8,487
Net book value as at:
June 30, 2025		7,215
June 30, 2026		5,909

Summary of lease obligations

	Note	Lease obligations
		$
Present value of leases
Balance as at July 1, 2024		11,284
Additions		93
Repayments		(2,924)
Accretion expense		301
Terminations		(502)
Effects of movements on exchange rates		5
Disposal of VoIP Supply LLC	19	(49)
Balance at June 30, 2025		8,208
Additions		215
Repayments		(1,755)
Accretion expense		225
Effects of movements on exchange rates		(15)
Balance at June 30, 2026		6,878
Lease Obligations - Current		1,570
Lease Obligations - Non-current		5,308
		6,878

Summary of amounts recognized in consolidated statements of loss and comprehensive loss related to leases

Amounts recognized in consolidated statements of loss and comprehensive loss	June 30	June 30
	2026	2025
	$	$
Depreciation charge on right-of-use assets	1,508	2,564
Interest expense on lease obligations	225	301
Income from sub-leasing right-of-use assets	(772)	(573)
Expenses relating to leases of low-value assets	191	526